Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts (in Dollars)	$ 10,430	$ 10,113
Preferred shares authorized	5,000,000	5,000,000
Preferred shares, shares issued	2,000,000	2,000,000
Preferred shares, shares outstanding	2,000,000	2,000,000
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares authorized	400,000,000	400,000,000
Common shares issued	137,290,980	103,571,941
Common shares outstanding	137,290,980	103,571,941
Series A Preferred Stock [Member]
Preferred shares authorized	2,000,000	2,000,000